Consolidated Statements of Changes in Equity - NZD ($) $ in Thousands	Ordinary Shares [Member]	Retained Earnings/ (Accumulated Losses) [Member]	Foreign Currency Translation Reserve [Member]	Total
Balance at Jun. 30, 2015	$ 3,108	$ 1,887	$ (2,156)	$ 2,839
Loss for the year		(20,746)		(20,746)
Other comprehensive income loss for the year			31	31
Balance at Jun. 30, 2016	3,108	18,859	(2,125)	(17,876)
Loss for the year		(15,979)		(15,979)
Other comprehensive income loss for the year			(29)	(29)
Issuance new shares	24,840			24,840
Balance at Jan. 31, 2017	27,948	(34,838)	(2,154)	(9,044)
Loss for the year		(37,593)		(37,593)
Other comprehensive income loss for the year			148	148
Issuance new shares	22,990			22,990
Value of conversion rights - convertible notes	17,789			17,789
Balance at Jan. 31, 2018	68,727	(72,431)	(2,006)	(5,710)
Loss for the year		(49,220)		(49,220)
Other comprehensive income loss for the year			(7)	(7)
Issuance new shares	40,228			40,228
Value of conversion rights - convertible notes	4,159			4,159
Issuance new shares from business combination Naked	14,196			14,196
Issuance new shares from business combination FOH	6,873			6,873
Balance at Jan. 31, 2019	$ 134,183	$ (121,651)	$ (2,013)	$ 10,519